Risk management and concentrations of risk (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Derivative Liability, Current	$ (2,015)	$ (3,534)
Derivative Liability, Noncurrent	(2,102)	(3,511)
Derivative Asset, Noncurrent	228	0
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Current	(2,015)	(3,534)
Derivative Liability, Noncurrent	(2,102)	(3,511)
Derivative Asset, Noncurrent	$ 228	$ 0